Per share amounts (Tables)	12 Months Ended
Dec. 31, 2019
Per Share Amounts [Abstract]
Schedule of Earnings Per Share computation per common share

	2019	2018

Basic earnings per share computation

Net earnings attributable to equity holders	$74,000	$166,323

Weighted average common shares outstanding	395,797	395,793

Basic earnings per common share	$0.19	$0.42

Diluted earnings per share computation

Net earnings attributable to equity holders	$74,000	$166,323

Weighted average common shares outstanding	395,797	395,793
Dilutive effect of stock options	258	257

Weighted average common shares outstanding, assuming dilution	396,055	396,050

Diluted earnings per common share	$0.19	$0.42